PROVISIONS, CONTINGENCIES AND COMMITMENTS - Disclosure of Provisions (Details) € in Millions	6 Months Ended
Jun. 28, 2019 EUR (€)
Disclosure of other provisions [line items]
Increase (decrease) through net exchange differences, other provisions	€ (1)
Reconciliation of changes in other provisions [abstract]
Beginning balance	252
Additional provisions recognised	22
Unused amounts reversed	(12)
Utilised during the period	(71)
Ending balance	190
Restructuring Provision
Disclosure of other provisions [line items]
Increase (decrease) through net exchange differences, other provisions	0
Reconciliation of changes in other provisions [abstract]
Beginning balance	223
Additional provisions recognised	21
Unused amounts reversed	(12)
Utilised during the period	(71)
Ending balance	161
Other Provisions
Disclosure of other provisions [line items]
Increase (decrease) through net exchange differences, other provisions	(1)
Reconciliation of changes in other provisions [abstract]
Beginning balance	29
Additional provisions recognised	1
Unused amounts reversed	0
Utilised during the period	0
Ending balance	€ 29